Long-term Debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 236,764	$ 243,139
Repayments of long-term debt	40,365	53,749	$ 65,602
Consolidated VIEs
Debt Instrument [Line Items]
Long-term debt	14,073	13,307
Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	179,402	185,771
Repayments of long-term debt	27,393	33,854	$ 39,320
Repayments of Long-term Debt, Net of Adjustments	25,300
Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	37,554	35,466
Repayments of long-term debt	6,600	8,900
Subsidiaries
Debt Instrument [Line Items]
Long-term debt	19,808	21,902
Repayments of long-term debt	8,500	10,900
Credit Card Receivable | Consolidated VIEs
Debt Instrument [Line Items]
Long-term debt	9,600
Home equity lines of credit | Consolidated VIEs
Debt Instrument [Line Items]
Long-term debt	183
Other Asset-backed Securitizations
Debt Instrument [Line Items]
Long-term debt	3,025	1,834
Other Asset-backed Securitizations | Consolidated VIEs
Debt Instrument [Line Items]
Long-term debt	4,300
Foreign Currency - Dominated Debt
Debt Instrument [Line Items]
Long-term debt	$ 46,400	$ 51,900
Long Term Debt, Excluding Senior Structured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	3.80%	3.81%
Fixed Rate Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	4.61%	4.83%
Floating Rate Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.96%	0.80%